Provision for Risks (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Risks [Abstract]
Schedule of Provision Activity

The provision activity for the years ended December 31, 2025 and 2024, is as follows:

At January 1, 2024	30,820
Reversal of provision	(6,872)
Provision recorded during the period	2,684
At December 31, 2024	26,632
Reversal of provision	(11,295)
Provision recorded during the period	1,084
At December 31, 2025	16,421

Schedule of Number of Claims, Assessments and Legal Proceedings	As of December 31, 2025 and 2024, the total of such contingent obligations, for which the likelihood of loss was determined as possible by management and for which no provision has been recorded, is as follows:
	2025	2024
Civil	-	796
Labor	-	492
Tax	6,544	6,025
Total	6,544	7,313